Victory Variable Insurance Funds

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44144

May 5, 2017

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:                             Victory Variable Insurance Funds

File Nos. 333-62051; 811-08979

Ladies and Gentlemen:

On behalf of Victory Variable Insurance Funds (the “Registrant”) with respect to the:

1.              Victory RS Large Cap Alpha VIP Series;

2.              Victory RS Small Cap Growth Equity VIP Series;

3.              Victory RS International VIP Series;

4.              Victory Sophus Emerging Markets VIP Series;

5.              Victory INCORE Investment Quality Bond VIP Series;

6.              Victory INCORE Low Duration Bond VIP Series;

7.              Victory High Yield VIP Series; and

8.              Victory S&P 500 Index VIP Series

(together, the “Funds”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that with respect to the Funds:

(i)             The form of prospectus that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 40 under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and

(ii)          The text of the Amendment was filed electronically with the Securities and Exchange Commission on April 28, 2017, Accession Number: 0001104659-17-027443.

If you have any questions or comments regarding this filing, please call Jay Baris of Morrison & Foerster LLP at 212-468-8053.

Very truly yours,

Victory Variable Insurance Funds

By:	/s/ Christopher K. Dyer
Christopher K. Dyer
President